Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Jessica D. Burt, Esquire
202-419-8409
jburt@stradley.com
1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213
April 24, 2025
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Nationwide Variable Insurance Trust (the “Registrant”) Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses for the funds listed below that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 265/279 to the Registration Statement of the Registrant, which was filed electronically on April 17, 2025 pursuant to Rule 485(b) under the 1933 Act:

NVIT Allspring Discovery Fund
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth Fund
NVIT American Funds Growth-Income Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT Blueprint® Aggressive Fund
NVIT Blueprint® Balanced Fund
NVIT Blueprint® Capital Appreciation Fund
NVIT Blueprint® Conservative Fund
NVIT Blueprint® Managed Growth & Income Fund
NVIT Blueprint® Managed Growth Fund

A Pennsylvania Limited Liability Partnership

U.S. Securities and Exchange Commission
April 24, 2025

NVIT Blueprint® Moderate Fund
NVIT Blueprint® Moderately Aggressive Fund
NVIT Blueprint® Moderately Conservative Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT Bond Index Fund
NVIT Calvert Equity Fund
NVIT Fidelity Institutional AM® Emerging Markets Fund (formerly, NVIT Emerging Markets Fund)
NVIT International Equity Fund
NVIT International Index Fund
NVIT Invesco Small Cap Growth Fund
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT iShares® Fixed Income ETF Fund
NVIT iShares® Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Mid Cap Index Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT NS Partners International Focused Growth Fund
NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund)
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
NVIT Victory Mid Cap Value Fund

Additionally, pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Statements of Additional Information for the funds listed above, as well as the NVIT Amundi Multi Sector Bond Fund, NVIT DoubleLine Total Return Tactical Fund, NVIT Government Bond Fund,

U.S. Securities and Exchange Commission
April 24, 2025

NVIT Government Money Market Fund, NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund), NVIT Loomis Short Term Bond Fund and NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund), that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 265/279 to the Registration Statement of the Registrant, which was filed electronically on April 17, 2025 pursuant to Rule 485(b) under the 1933 Act.

Post-Effective Amendment Nos. 265/279 will become effective with the U.S. Securities and Exchange Commission on April 30, 2025.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Michael E. Schapiro, Esq. at (202) 507-5163.

Very truly yours, /s/ Jessica D. Burt Jessica D. Burt, Esquire